Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	294,250
Options, Granted | shares	179,750
Options, Exercised | shares	(39,751)
Options, Forfeited | shares	(34,166)
Options, Expired | shares	(1,250)
Options, Outstanding ending balance | shares	398,833
Options, Exercisable | shares	33,919
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 122.80
Weighted-Average Exercise Price, Granted | $ / shares	150.35
Weighted-Average Exercise Price, Exercised | $ / shares	98.05
Weighted-Average Exercise Price, Forfeited | $ / shares	139.40
Weighted-Average Exercise Price, Expired | $ / shares	67.25
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	136.44
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 121.65
Weighted-Average Remaining Contractual Term (in years), Outstanding	3 years 5 months 20 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	2 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding | $	$ 13,401
Aggregate Intrinsic Value, Exercisable | $	$ 1,641